Fair Value of Financial Instruments - Non-Recurring Measurements (Table) (Details) - USD ($) $ in Thousands		Jun. 30, 2017		Dec. 31, 2016
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		$ 130,208		$ 135,992
Restricted cash		4,462		5,386
Loan receivable from affiliate companies		28,727		23,008
Long-term receivable from affiliate companies		0		11,105
Capital lease obligations, including current portion		0		(17,617)
Senior and ship mortgage notes		(1,133,600)		(974,170)
Long-term debt, including current portion		(298,468)		(308,080)
Loan payable to affiliate company		(53,494)		(51,240)
Long term payable to affiliate companies - Fair Value		(68,491)		(6,399)
Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		130,208		135,992
Restricted cash		4,462		5,386
Loan receivable from affiliate companies	[1]	28,727		23,008
Long-term receivable from affiliate companies	[1]			11,105
Capital lease obligations, including current portion	[2]			(17,617)
Senior and ship mortgage notes		(1,133,600)		(974,170)
Long-term debt, including current portion	[2]	(298,468)		(308,080)
Loan payable to affiliate company		(53,494)	[3]	(51,240)	[1]
Long term payable to affiliate companies - Fair Value	[1]	(68,491)		(6,399)
(Level I) | Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		130,208		135,992
Restricted cash		4,462		5,386
Senior and ship mortgage notes		(1,133,600)		(974,170)
(Level II) | Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Loan receivable from affiliate companies	[1]	28,727		23,008
Long-term receivable from affiliate companies	[1]			11,105
Capital lease obligations, including current portion	[2]			(17,617)
Long-term debt, including current portion	[2]	(298,468)		(308,080)
Loan payable to affiliate company	[1]	(53,494)		(51,240)
Long term payable to affiliate companies - Fair Value	[1]	$ (68,491)		$ (6,399)

[1]	The fair value of the Company's loan receivable from/payable to affiliate companies and long-term payable to affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty's creditworthiness.
[2]	The fair value of the Company's long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company's creditworthiness.
[3]	As of June 30, 2017, Navios Logistics had paid $17,000 for the expansion of its dry port in Uruguay.